UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPlus® & Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.2%
BANK LOAN OBLIGATIONS 1.0%
iHeartCommunications, Inc.
7.274% due 01/30/2019		$200	$154
OGX
13.000% due 04/10/2049 (b)		133	59
Sequa Corp.
5.250% due 06/19/2017		905	797

Total Bank Loan Obligations (Cost $1,186)			1,010

CORPORATE BONDS & NOTES 58.7%
BANKING & FINANCE 29.4%
AGFC Capital Trust
6.000% due 01/15/2067 (j)		1,000	510
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	400	417
Banco do Brasil S.A.
9.000% due 06/18/2024 (f)(j)		$387	336
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	53
4.750% due 01/15/2018 ^		100	26
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	100	162
Barclays PLC
6.500% due 09/15/2019 (f)(j)	EUR	600	631
7.875% due 09/15/2022 (f)(j)	GBP	1,250	1,585
BCD Acquisition, Inc.
9.625% due 09/15/2023 (j)		$500	525
Blackstone CQP Holdco LP
9.296% due 03/19/2019		3,627	3,672
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(j)		1,100	1,099
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		320	320
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (j)		400	422
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (j)	EUR	750	997
11.000% due 06/30/2019 (f)(j)		$1,135	1,379
Credit Agricole S.A.
7.500% due 06/23/2026 (f)(j)	GBP	700	901
7.875% due 01/23/2024 (f)		$200	201
Exeter Finance Corp.
9.750% due 05/20/2019		900	855
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	200	236
Jefferies Finance LLC
7.500% due 04/15/2021 (j)		$967	944
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		1,400	1,281
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (h)		1,805	1,753
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)(j)	GBP	1,600	2,126
Nationwide Building Society
10.250% due 06/29/2049 (f)		4	598
Navient Corp.
8.450% due 06/15/2018 (j)		$811	874
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8	8
PHH Corp.
6.375% due 08/15/2021 (j)		300	287
7.375% due 09/01/2019 (j)		260	270
Pinnacol Assurance
8.625% due 06/25/2034 (h)		1,100	1,200
Provident Funding Associates LP
6.750% due 06/15/2021		200	203
Rio Oil Finance Trust
9.250% due 07/06/2024 (j)		1,624	1,498
9.250% due 07/06/2024		510	471
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(j)		1,930	1,790
8.000% due 08/10/2025 (f)(j)		300	283
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)(j)	GBP	1,100	1,411

Springleaf Finance Corp.
5.250% due 12/15/2019		$26	27
8.250% due 12/15/2020 (j)		530	583
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	175
8.750% due 04/02/2020 (j)		678	769
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$756	196

			31,074

INDUSTRIALS 25.0%
ADT Corp.
4.875% due 07/15/2032		190	169
Altice Financing S.A.
7.500% due 05/15/2026 (j)		800	835
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(j)		264	268
Beazer Homes USA, Inc.
8.750% due 03/15/2022		100	106
BMC Software Finance, Inc.
8.125% due 07/15/2021		89	81
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(j)		1,229	1,118
Caesars Entertainment Operating Co., Inc. (g)
8.500% due 02/15/2020 ^(j)		3,667	3,850
9.000% due 02/15/2020 ^(j)		183	189
Chesapeake Energy Corp.
3.930% due 04/15/2019		10	9
6.250% due 01/15/2017	EUR	800	900
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$470	0
CVS Pass-Through Trust
5.880% due 01/10/2028 (j)		511	586
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (j)		500	491
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		1,170	1,138
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	10	13
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(g)		$292	74
Fresh Market, Inc.
9.750% due 05/01/2023 (j)		600	537
Harvest Operations Corp.
2.330% due 04/14/2021		846	851
HCA, Inc.
7.500% due 11/15/2095		300	306
iHeartCommunications, Inc.
9.000% due 03/01/2021 (j)		690	517
9.000% due 09/15/2022 (j)		1,000	729
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,310	442
8.125% due 06/01/2023		54	19
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (j)		1,890	1,710
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		100	114
Kinder Morgan, Inc.
7.750% due 01/15/2032		300	364
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		30	16
OGX Austria GmbH
8.375% due 04/01/2022 ^		2,050	0
8.500% due 06/01/2018 ^		1,400	0
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		560	612
Safeway, Inc.
7.250% due 02/01/2031		350	349
Scientific Games International, Inc.
10.000% due 12/01/2022 (j)		700	651
Sequa Corp.
7.000% due 12/15/2017		1,166	405
SFR Group S.A.
7.375% due 05/01/2026 (j)		1,327	1,358
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (j)		527	528
Tembec Industries, Inc.
9.000% due 12/15/2019 (j)		2,600	1,983
Transocean, Inc.
9.000% due 07/15/2023 (j)		199	195
UAL Pass-Through Trust
6.636% due 01/02/2024 (j)		1,415	1,509
10.400% due 05/01/2018 (j)		168	169

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	677	921
Veritas U.S., Inc.
7.500% due 02/01/2023 (j)		$600	579
Versum Materials, Inc.
5.500% due 09/30/2024		300	309
Westmoreland Coal Co.
8.750% due 01/01/2022 (j)		1,815	1,434

			26,434

UTILITIES 4.3%
Frontier Communications Corp.
10.500% due 09/15/2022		150	160
11.000% due 09/15/2025		150	157
Illinois Power Generating Co.
6.300% due 04/01/2020		480	194
7.950% due 06/01/2032		800	320
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		750	236
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		784	153
Petrobras Global Finance BV
6.750% due 01/27/2041 (j)		1,796	1,563
6.850% due 06/05/2115		263	224
6.875% due 01/20/2040 (j)		551	484
7.875% due 03/15/2019 (j)		126	137
Sierra Hamilton LLC
12.250% due 12/15/2018		100	73
Sprint Capital Corp.
6.900% due 05/01/2019		50	52
Sprint Communications, Inc.
7.000% due 08/15/2020 (j)		750	757

			4,510

Total Corporate Bonds & Notes (Cost $67,485)			62,018

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
DISH Network Corp.
3.375% due 08/15/2026		600	660

Total Convertible Bonds & Notes (Cost $600)			660

MUNICIPAL BONDS & NOTES 1.6%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		40	45
7.750% due 01/01/2042		70	75

			120

WEST VIRGINIA 1.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,690	1,626

Total Municipal Bonds & Notes (Cost $1,702)			1,746

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
5.525% due 03/25/2037 (a)		554	91
5.625% due 11/25/2039 (a)		472	90
5.775% due 01/25/2038 (a)		713	106
5.825% due 10/25/2028		100	108
5.855% due 03/25/2037 (a)		548	109
5.875% due 12/25/2037 (a)(j)		818	130
5.885% due 06/25/2037 (a)		235	36
5.915% due 04/25/2037 (a)		490	104
5.925% due 04/25/2037 (a)(j)		1,294	263
6.075% due 11/25/2035 (a)		217	36
6.275% due 11/25/2036 (a)(j)		2,600	567
6.675% due 02/25/2037 (a)		480	105
7.000% due 12/25/2023		137	153
7.500% due 06/01/2032		45	47
7.800% due 06/25/2026		3	3
10.122% due 12/25/2042		90	105
13.465% due 08/25/2022		154	200
Freddie Mac
0.837% due 10/25/2020 (a)(j)		10,381	243
5.916% due 03/15/2037 (a)		934	178
6.046% due 09/15/2036 (a)		540	106

6.056% due 09/15/2036 (a)(j)	1,237	244
7.000% due 08/15/2023	7	7

Total U.S. Government Agencies (Cost $2,629)		3,031

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.500% due 08/31/2018 (l)(n)	1,000	1,013

Total U.S. Treasury Obligations (Cost $998)		1,013

NON-AGENCY MORTGAGE-BACKED SECURITIES 63.0%
Banc of America Alternative Loan Trust
15.784% due 09/25/2035 ^(j)	2,058	2,506
Banc of America Funding Trust
2.908% due 12/20/2034 (j)	482	448
3.056% due 03/20/2036 (j)	686	635
5.846% due 01/25/2037 ^	298	257
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	3	3
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.957% due 03/11/2041 (j)	1,922	2,040
BCRR Trust
5.858% due 07/17/2040 (j)	3,000	3,025
Bear Stearns Adjustable Rate Mortgage Trust
3.183% due 07/25/2036 ^	373	322
Bear Stearns ALT-A Trust
2.885% due 04/25/2035	320	282
2.980% due 11/25/2035 ^	188	155
3.142% due 09/25/2035	212	183
Bear Stearns Commercial Mortgage Securities Trust
5.569% due 02/11/2041	1,000	990
Bear Stearns Structured Products, Inc. Trust
2.966% due 01/26/2036 (j)	1,092	874
3.279% due 12/26/2046	441	334
BRAD Resecuritization Trust
2.180% due 03/12/2021	1,990	136
6.550% due 03/12/2021	372	373
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	572	425
Charlotte Gateway Village LLC
6.410% due 12/01/2016	64	64
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.825% due 08/25/2035	165	149
0.865% due 10/25/2034	12	11
Citigroup Mortgage Loan Trust, Inc.
3.037% due 03/25/2037 ^(j)	620	551
3.761% due 11/25/2035	1,806	1,017
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049	738	595
Commercial Mortgage Trust
0.202% due 10/10/2046 (a)(j)	77,000	737
6.323% due 07/10/2046 (j)	760	836
Countrywide Alternative Loan Trust
0.742% due 05/20/2046 ^(j)	947	696
0.765% due 12/25/2046 ^	203	69
0.855% due 10/25/2035 (j)	1,015	761
0.875% due 05/25/2036 ^(j)	2,142	975
2.985% due 02/25/2037 ^	331	287
3.031% due 10/25/2035 ^	233	193
5.500% due 08/25/2034 (j)	605	599
5.500% due 02/25/2036 ^	32	28
5.500% due 03/25/2036 ^(j)	637	476
6.250% due 09/25/2034	91	92
6.625% due 07/25/2036 (a)(j)	1,543	491
18.355% due 07/25/2035 (j)	1,277	1,719
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 03/25/2036	243	195
1.165% due 03/25/2035 (j)	1,164	966
1.305% due 02/25/2035	152	123
2.881% due 03/25/2037 ^	478	370
2.883% due 10/20/2035 ^	194	155
2.994% due 10/20/2035 ^	253	222
3.148% due 10/20/2035	496	435
3.175% due 08/25/2034	259	233
3.309% due 02/20/2036 ^(j)	1,587	520
5.500% due 08/25/2035 ^	40	37
Credit Suisse Commercial Mortgage Trust
5.855% due 02/15/2039	130	118
6.267% due 02/15/2041 (j)	2,000	2,058
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	293	272
DBUBS Mortgage Trust
4.652% due 11/10/2046	700	479

First Horizon Alternative Mortgage Securities Trust
2.608% due 11/25/2036 ^(j)		582	451
First Horizon Mortgage Pass-Through Trust
2.761% due 01/25/2037 ^(j)		1,093	964
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049		1,700	1,685
GMAC Mortgage Corp. Loan Trust
3.500% due 06/25/2034		155	154
GS Mortgage Securities Trust
6.212% due 08/10/2043 (j)		730	757
GSR Mortgage Loan Trust
3.045% due 04/25/2035		394	379
3.134% due 05/25/2035		172	158
5.500% due 06/25/2036 ^		40	38
HarborView Mortgage Loan Trust
1.131% due 04/19/2034		31	28
2.365% due 11/19/2034		144	114
3.087% due 02/25/2036 ^		58	48
3.162% due 08/19/2036 ^		23	21
HSI Asset Loan Obligation Trust
2.930% due 01/25/2037 ^(j)		524	425
IndyMac Mortgage Loan Trust
0.794% due 06/25/2037 ^(j)		1,818	1,348
0.805% due 03/25/2035		47	41
2.843% due 06/25/2037 ^(j)		761	551
JPMBB Commercial Mortgage Securities Trust
0.288% due 11/15/2045 (a)(j)		76,047	1,377
JPMorgan Chase Commercial Mortgage Securities Corp.
5.726% due 05/15/2041 (j)		1,500	1,516
JPMorgan Mortgage Trust
2.833% due 04/25/2037 ^(j)		1,152	908
5.500% due 01/25/2036 ^		75	68
5.500% due 06/25/2037 ^		56	55
Luminent Mortgage Trust
0.694% due 12/25/2036 (j)		896	769
0.725% due 10/25/2046 (j)		804	692
MASTR Adjustable Rate Mortgages Trust
2.984% due 11/25/2035 ^		945	717
3.299% due 10/25/2034		296	262
Merrill Lynch Alternative Note Asset Trust
0.595% due 01/25/2037		309	138
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050 (j)		1,600	1,549
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048 (j)		602	605
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (j)		1,256	1,288
Opteum Mortgage Acceptance Corp. Trust
0.795% due 07/25/2036		339	216
Prime Mortgage Trust
6.025% due 11/25/2036 (a)		5,371	696
Provident Funding Mortgage Loan Trust
3.099% due 10/25/2035		123	123
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (j)		2,396	1,458
Residential Accredit Loans, Inc. Trust
3.359% due 12/26/2034 ^		321	250
4.066% due 01/25/2036 ^(j)		1,101	889
6.000% due 09/25/2035 (j)		563	427
6.000% due 08/25/2036 ^		381	323
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		110	111
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (j)		3,000	3,038
Structured Adjustable Rate Mortgage Loan Trust
1.923% due 05/25/2035 ^(j)		2,512	1,785
2.967% due 01/25/2036 ^		487	369
2.983% due 04/25/2036 ^		536	422
3.121% due 09/25/2036 ^		445	319
3.332% due 09/25/2035		116	96
4.307% due 11/25/2036 ^		174	168
Structured Asset Mortgage Investments Trust
0.755% due 02/25/2036		500	406
0.805% due 02/25/2036 ^		401	331
Suntrust Adjustable Rate Mortgage Loan Trust
3.126% due 01/25/2037 ^		174	163
Theatre Hospitals PLC
3.528% due 10/15/2031 (j)	GBP	1,046	1,304
Wachovia Bank Commercial Mortgage Trust
5.935% due 01/15/2041 (j)		$1,500	1,538
6.158% due 02/15/2051 (j)		2,500	2,566
WaMu Commercial Mortgage Securities Trust
5.960% due 03/23/2045 (j)		958	965
WaMu Mortgage Pass-Through Certificates Trust
0.815% due 07/25/2045		137	131
1.237% due 01/25/2047		135	123

2.603% due 12/25/2036 ^(j)		598	524
4.338% due 07/25/2037 ^		161	146
Washington Mutual Mortgage Pass-Through Certificates Trust
1.277% due 04/25/2047 ^		834	73
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^(j)		362	357
Wells Fargo-RBS Commercial Mortgage Trust
0.507% due 12/15/2046 (a)		30,000	657

Total Non-Agency Mortgage-Backed Securities (Cost $53,418)			66,597

ASSET-BACKED SECURITIES 15.5%
Apidos CLO
0.000% due 07/22/2026		500	262
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(j)		676	439
21.767% due 03/25/2036 ^(j)		1,915	2,369
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,426	725
Carrington Mortgage Loan Trust
0.675% due 08/25/2036		100	68
Centex Home Equity Loan Trust
0.975% due 06/25/2035		236	210
Citigroup Mortgage Loan Trust, Inc.
0.685% due 12/25/2036 (j)		2,075	1,371
0.685% due 01/25/2037		235	138
5.972% due 01/25/2037 ^(j)		730	533
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		434	326
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^(j)		1,695	1,658
0.675% due 04/25/2047 (j)		1,466	1,331
1.075% due 09/25/2034		112	109
5.301% due 10/25/2032 ^(j)		948	844
EMC Mortgage Loan Trust
1.465% due 05/25/2039		399	384
Lehman XS Trust
5.074% due 05/25/2037 ^		293	409
5.420% due 11/25/2035 ^		233	234
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		74	75
Morgan Stanley ABS Capital, Inc. Trust
0.585% due 05/25/2037		151	99
Residential Asset Mortgage Products Trust
1.205% due 03/25/2033		57	52
5.572% due 06/25/2032		85	84
Soundview Home Loan Trust
0.585% due 11/25/2036		209	88
South Coast Funding Ltd.
0.916% due 01/06/2041		493	129
0.916% due 01/06/2041 (j)		13,901	3,649
Structured Asset Securities Corp. Mortgage Loan Trust
0.675% due 05/25/2036 (j)		333	324
0.825% due 06/25/2035 (j)		461	409
Washington Mutual Asset-Backed Certificates Trust
0.585% due 10/25/2036		118	65

Total Asset-Backed Securities (Cost $15,565)			16,384

SOVEREIGN ISSUES 0.8%
Costa Rica Government International Bond
7.000% due 04/04/2044 (j)		300	321
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	28
3.000% due 02/24/2024		33	28
3.000% due 02/24/2025		33	27
3.000% due 02/24/2026		33	26
3.000% due 02/24/2027		33	26
3.000% due 02/24/2028		33	25
3.000% due 02/24/2029		33	25
3.000% due 02/24/2030		33	24
3.000% due 02/24/2031		33	24
3.000% due 02/24/2032		33	23
3.000% due 02/24/2033		33	23
3.000% due 02/24/2034		33	22
3.000% due 02/24/2035		33	22
3.000% due 02/24/2036		33	22
3.000% due 02/24/2037		33	22
3.000% due 02/24/2038		33	22
3.000% due 02/24/2039		33	22
3.000% due 02/24/2040		33	22
3.000% due 02/24/2041		33	22
3.000% due 02/24/2042		33	22
4.750% due 04/17/2019		100	102

Total Sovereign Issues (Cost $815)			900

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	54,706	0

FINANCIALS 0.1%
TIG FinCo PLC (h)	103,539	99

Total Common Stocks (Cost $153)		99

SHORT-TERM INSTRUMENTS 21.0%
REPURCHASE AGREEMENTS (i) 1.1%		1,191

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 9.4%
Fannie Mae
0.253% due 11/16/2016 (d)(e)	$500	500
Federal Home Loan Bank
0.223% due 10/31/2016 (d)(e)	1,000	1,000
0.259% due 11/18/2016 (d)(e)	1,900	1,899
0.286% due 10/28/2016 (d)(e)	100	100
0.294% due 10/25/2016 (d)(e)	2,700	2,700
0.299% due 10/13/2016 - 10/14/2016 (d)(e)	3,100	3,100
0.304% due 10/28/2016 (d)(e)	600	600

		9,899

U.S. TREASURY BILLS 10.5%
0.484% due 03/02/2017 - 03/16/2017 (c)(d)(l)(n)	11,134	11,116

Total Short-Term Instruments (Cost $22,200)		22,206

Total Investments in Securities (Cost $166,751)		175,664

Total Investments 166.2% (Cost $166,751)		$175,664
Financial Derivative Instruments (k)(m) 1.4% (Cost or Premiums, net $1,400)		1,427
Other Assets and Liabilities, net (67.6)%		(71,377)

Net Assets 100.0%		$105,714

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 12.000% due 08/08/2019	08/07/2014	$1,782	$1,753	1.66%
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/23/2015 - 06/24/2015	614	153	0.14
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,200	1.14
TIG FinCo PLC	04/02/2015	154	99	0.09

		$3,650	$3,205	3.03%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$1,191	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(1,947)	$1,191	$1,191

Total Repurchase Agreements						$(1,947)	$1,191	$1,191

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.900%	11/24/2015	TBD	(4)	$	(1,908)	$(1,923)
	1.452	07/22/2016	10/24/2016			(254)	(255)
	1.650	08/17/2016	11/17/2016			(492)	(493)
	1.950	08/12/2016	11/15/2016			(487)	(488)
	2.146	07/01/2016	10/03/2016			(494)	(497)
	2.202	07/22/2016	10/24/2016			(2,000)	(2,009)
	2.304	08/17/2016	11/17/2016			(1,947)	(1,953)
	2.354	10/03/2016	01/03/2017			(1,476)	(1,476)
	2.496	10/01/2015	10/03/2016			(1,142)	(1,149)
BOS	2.725	08/26/2016	11/23/2016			(2,228)	(2,234)
	2.804	09/16/2016	12/15/2016			(1,282)	(1,284)
BPG	2.731	03/16/2016	03/16/2017			(929)	(943)
BPS	0.150	09/26/2016	11/17/2016		EUR	(410)	(460)
	0.700	09/19/2016	10/19/2016		GBP	(573)	(743)
	0.800	09/19/2016	10/19/2016			(888)	(1,151)
	1.350	07/22/2016	10/24/2016			(897)	(899)
	1.540	08/08/2016	11/08/2016			(1,441)	(1,444)
DBL	2.995	09/12/2016	12/12/2017			(2,026)	(2,027)
DEU	1.500	07/08/2016	10/07/2016			(536)	(538)
	1.500	07/14/2016	10/13/2016			(701)	(703)
	1.500	07/21/2016	10/20/2016			(1,311)	(1,315)
	1.500	08/26/2016	10/31/2016			(141)	(141)
	1.600	08/17/2016	11/17/2016			(410)	(411)
	1.600	08/23/2016	11/17/2016			(1,273)	(1,275)
	1.600	08/26/2016	11/23/2016			(5,468)	(5,477)
FOB	2.273	09/06/2016	10/06/2016			(971)	(973)
JPS	1.462	08/08/2016	10/11/2016			(1,855)	(1,859)
	2.025	08/29/2016	11/29/2016			(1,249)	(1,251)
MSC	1.550	09/12/2016	12/07/2016			(1,792)	(1,794)
	1.700	09/12/2016	12/07/2016			(1,182)	(1,183)
	1.750	08/02/2016	11/02/2016			(2,601)	(2,609)
	2.128	08/05/2016	02/06/2017			(1,838)	(1,844)
RBC	2.550	09/13/2016	03/13/2017		$	(1,343)	(1,345)
RDR	1.560	08/24/2016	11/22/2016			(3,038)	(3,043)
	2.260	01/14/2016	01/13/2017			(1,040)	(1,057)
RTA	2.039	12/21/2015	12/20/2016			(1,742)	(1,770)
	2.065	02/09/2016	02/03/2017			(3,467)	(3,514)
	2.207	03/11/2016	03/10/2017			(1,718)	(1,740)
	2.230	05/06/2016	05/05/2017			(2,046)	(2,065)
	2.230	07/01/2016	06/30/2017			(1,441)	(1,449)
SAL	1.523	07/15/2016	10/17/2016			(579)	(581)
	1.651	08/18/2016	11/18/2016			(621)	(622)
SOG	1.400	08/22/2016	11/21/2016			(492)	(493)
	1.400	08/23/2016	11/21/2016			(1,574)	(1,577)
	1.550	09/27/2016	12/15/2016			(2,024)	(2,025)
UBS	0.350	09/28/2016	12/06/2016		EUR	(726)	(816)
	0.900	07/13/2016	10/13/2016		GBP	(2,093)	(2,719)
	1.016	09/15/2016	10/14/2016			(800)	(1,038)
	1.100	08/18/2016	11/18/2016			(457)	(594)
	1.450	09/28/2016	11/28/2016		$	(1,494)	(1,494)
	1.540	09/01/2016	12/02/2016			(2,575)	(2,579)
	1.630	08/09/2016	11/09/2016			(277)	(278)
	1.630	08/30/2016	11/30/2016			(953)	(954)
	1.640	09/22/2016	12/02/2016			(463)	(463)
	1.650	07/28/2016	10/28/2016			(1,476)	(1,481)
	1.650	09/28/2016	12/28/2016			(1,675)	(1,675)
	1.830	08/30/2016	11/30/2016			(865)	(867)
	2.324	07/05/2016	01/05/2017			(3,341)	(3,360)
	2.424	07/05/2016	01/05/2017			(762)	(767)
	2.474	07/05/2016	01/05/2017			(1,064)	(1,071)

Total Reverse Repurchase Agreements							$(84,238)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(77,057) at a weighted average interest rate of 1.776%.
(4)	Open maturity reverse repurchase agreement.

(j)	Securities with an aggregate market value of $106,189 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index October Futures	2,040.000	10/21/2016	91	$296	$77

Total Purchased Options				$296	$77

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 Index October Futures	2,145.000	10/21/2016	91	$(778)	$(765)

Total Written Options				$(778)	$(765)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2016	14	$3	$8	$0
S&P 500 Index December Futures	Long	12/2016	94	90	280	0

Total Futures Contracts				$93	$288	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	3,600	$6	$0	$1	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	4,900	643	76	0	(17)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		1,600	(553)	(157)	13	0
Pay	3-Month USD-LIBOR	2.750	06/19/2023		$308,500	30,881	3,506	0	(868)
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	2,558	361	0	(70)
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		269,400	(6,713)	(1,521)	1,460	0

						$26,822	$2,265	$1,474	$(955)

Total Swap Agreements						$26,822	$2,265	$1,474	$(955)

*	This security has a forward starting effective date.

(l)	Securities with an aggregate market value of $11,083 and cash of $14,717 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	EUR	203		$228	$0	$0
	10/2016		$108	EUR	96	0	0
BOA	10/2016	GBP	3,565		$4,717	96	0
BPS	10/2016		$3,804	GBP	2,924	0	(14)
	11/2016	GBP	2,924		$3,806	14	0
CBK	10/2016	EUR	56		63	0	0
	10/2016		$553	EUR	493	1	0
	11/2016	CHF	23		$24	0	0
	11/2016	SEK	255		30	0	0
	11/2016		$10	SEK	85	0	0
FBF	10/2016		97	JPY	9,939	1	0
	11/2016		42	CHF	41	0	0
	11/2016		32	HKD	248	0	0
GLM	10/2016	CAD	64		$49	0	0
	10/2016	EUR	246		275	0	(1)
	10/2016	GBP	40		52	1	0
	10/2016	JPY	16,026		155	0	(3)
	10/2016		$21	AUD	28	0	0
	10/2016		2,666	EUR	2,378	6	0
	10/2016		762	GBP	578	0	(13)
	10/2016		251	JPY	25,775	3	0
	11/2016	CHF	20		$21	0	0
	11/2016	EUR	2,081		2,335	0	(5)
HUS	10/2016		40		45	0	0
	11/2016	HKD	481		62	0	0
JPM	10/2016	AUD	50		38	0	(1)
	10/2016	EUR	28		31	0	0
	10/2016		$31	AUD	42	1	0
	11/2016		42	CHF	41	0	0
MSB	10/2016	DKK	138		$21	0	0
	10/2016	EUR	3,124		3,533	24	0
	10/2016	JPY	5,182		51	0	0
SCX	10/2016	EUR	208		232	0	(2)
	10/2016		$325	EUR	289	0	0
TOR	10/2016		11	GBP	8	0	(1)
UAG	10/2016		613	EUR	549	4	0
WST	10/2016		125	GBP	95	0	(2)

Total Forward Foreign Currency Contracts						$151	$(42)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 6.250% due 07/25/2033	6.250%	07/25/2033	$384	$0	$(15)	$0	$(15)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)

Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$2,828	$(563)	$24	$0	$(539)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,832	(355)	(6)	0	(361)

					$(918)	$18	$0	$(900)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Equity Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	NDDUEAFE Index	1,670	3-Month USD-LIBOR less a specified spread	05/11/2017	$8,217	$0	$(23)	$0	$(23)
	Receive	NDDUEAFE Index	8,937	3-Month USD-LIBOR less a specified spread	06/07/2017	41,727	0	2,137	2,137	0

							$0	$2,114	$2,137	$(23)

Total Swap Agreements							$(918)	$2,117	$2,137	$(938)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $1,040 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$951	$59	$1,010
Corporate Bonds & Notes
Banking & Finance	0	27,187	3,887	31,074
Industrials	0	26,434	0	26,434
Utilities	0	4,510	0	4,510
Convertible Bonds & Notes
Industrials	0	660	0	660
Municipal Bonds & Notes
Illinois	0	120	0	120
West Virginia	0	1,626	0	1,626
U.S. Government Agencies	0	3,031	0	3,031
U.S. Treasury Obligations	0	1,013	0	1,013
Non-Agency Mortgage-Backed Securities	0	65,690	907	66,597
Asset-Backed Securities	0	16,384	0	16,384
Sovereign Issues	0	900	0	900
Common Stocks
Financials	0	0	99	99
Short-Term Instruments
Repurchase Agreements	0	1,191	0	1,191
Short-Term Notes	0	9,899	0	9,899
U.S. Treasury Bills	0	11,116	0	11,116

Total Investments	$0	$170,712	$4,952	$175,664

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	288	1,551	0	1,839
Over the counter	0	2,288	0	2,288
	$288	$3,839	$0	$4,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,720)	0	(1,720)
Over the counter	0	(980)	0	(980)

	$0	$(2,700)	$0	$(2,700)

Totals	$288	$171,851	$4,952	$177,091

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$109	$0	$0	$1	$0	$(51)	$0	$0	$59	$(51)
Corporate Bonds & Notes
Banking & Finance	3,759	0	(12)	3	0	58	79	0	3,887	57
Industrials	850	0	0	2	(4)	3	0	(851)	0	0
Non-Agency Mortgage-Backed Securities	1,455	31	(86)	1	6	(21)	0	(479)	907	(18)
Common Stocks
Financials	66	0	0	0	0	33	0	0	99	33
Warrants
Industrials	0	0	0	0	(15)	15	0	0	0	0

Totals	$6,239	$31	$(98)	$7	$(13)	$37	$79	$(1,330)	$4,952	$21

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$59	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	79	Indicative Market Quotation	Broker Quote	23.50
	1,200	Proxy Pricing	Base Price	102.67
	2,608	Reference Instrument	Spread Movement	5.00 - 160.52 BPS
Non-Agency Mortgage-Backed Securities	573	Proxy Pricing	Base Price	6.83 - 100.31
	334	Third Party Vendor	Broker Quote	75.75
Common Stocks
Financials	99	Other Valuation Techniques (2)	—	—

Total	$4,952

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 166,755	$ 19,246	$ (10,337)	$ 8,909

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	RTA	Royal Bank of Canada
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BPG	BNP Paribas Securities Corp.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	JPS	JPMorgan Securities, Inc.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada	WST	Westpac Banking Corp.
FBF	Credit Suisse International	RDR	RBC Capital Markets

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	JPY	Japanese Yen
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PENAAA	Penultimate AAA Sub-Index	S&P 500	Standard & Poor’s 500 Index
NDDUEAFE	MSCI EAFE Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
CDI	Brazil Interbank Deposit Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016